PRUDENTIAL LARGE-CAP CORE EQUITY FUND
FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term after-tax growth of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 23 of the Fund's Prospectus and in Rights of Accumulation on page 57 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PRUDENTIAL LARGE-CAP CORE EQUITY FUND (USD $)	Class A	Class B	Class C	Class X	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	1.00%	5.00%	1.00%	6.00%	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none
Redemption fees	none	none	none	none	none
Exchange fee	none	none	none	none	none
Maximum account fee (accounts under $10,000)	15	15	15	15	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PRUDENTIAL LARGE-CAP CORE EQUITY FUND	Class A	Class B	Class C	Class X	Class Z
Management fees	0.65%	0.65%	0.65%	0.65%	0.65%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	1.00%	none
+ Other expenses	0.35%	0.35%	0.35%	0.35%	0.35%
= Total annual Fund operating expenses	1.30%	2.00%	2.00%	2.00%	1.00%
- Fee Waiver or expense reimbursement	(0.10%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
= Net annual Fund operating expenses	1.20%	1.95%	1.95%	1.95%	0.95%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example PRUDENTIAL LARGE-CAP CORE EQUITY FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	666	930	1,215	2,023
Class B	698	923	1,173	2,058
Class C	298	623	1,073	2,323
Class X	798	1,023	1,373	2,323
Class Z	97	313	548	1,220

If Shares Are Not Redeemed
Expense Example, No Redemption PRUDENTIAL LARGE-CAP CORE EQUITY FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	666	930	1,215	2,023
Class B	198	623	1,073	2,058
Class C	198	623	1,073	2,323
Class X	198	623	1,073	2,323
Class Z	97	313	548	1,220

° The manager of the Fund has contractually agreed through February 28, 2015 to cap the Fund's annual operating expenses at .95% (exclusive of 12b-1 fees and certain other fees). This expense cap may not be terminated prior to February 28, 2015 without the approval of the Fund's Board of Trustees.

° The distributor of the Fund has contractually agreed through February 28, 2015 to limit the Fund's Class A distribution and service (12b-1) fees to .25% of the Fund's Class A average daily net assets. This waiver may not be terminated prior to February 28, 2015 without the approval of the Fund's Board of Trustees.
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
We seek investments that will appreciate over time. We also try to reduce the taxes shareholders may pay on the Fund's investment income and capital gains. We normally invest at least 80% of the Fund's investable assets in equity and equity-related securities of large capitalization U.S. companies. The term "investable assets" refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

Quantitative Management Associates LLC (QMA) employs a quantitatively driven, bottom-up investment process. The stock selection process utilizes an adaptive model that evaluates stocks differently based on their growth expectations. QMA constructs portfolios that seek to maximize the Fund's investment in the most attractive stocks identified by the model, subject to risk constraints.

We try to limit taxes by avoiding short-term capital gains whenever possible. We also may sell securities that have fallen in value in order to generate losses that can be used to offset current and future capital gains on other securities, while, at the same time, improve the risk/return profile of the portfolio.

The Fund's objective is to outperform the returns of the S&P 500 Index on an after-tax basis over the long term. While we make every effort to achieve our objective, we can't guarantee success.
Principal Risks of Investing in the Fund.
All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

The Fund may invest in companies that reinvest their earnings rather than distribute them to shareholders. To the extent the Fund does invest in such companies, the Fund is not likely to receive significant dividend income on its portfolio securities.

Large Capitalization Company Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Model Design risk. The design of the underlying models may be flawed or incomplete. For example, QMA’s quantitative strategies do not utilize detailed fundamental analyses of the securities considered for purchase. The investment models used by QMA are based on historical and theoretical underpinnings that QMA believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the models. Additionally, the quantitative techniques that underlie QMA's portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk. While QMA strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide QMA's quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Market Events. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund's investments may be negatively affected. In addition, policy and legislative changes in the United States and other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Tax-Related Investing Risk. If you are investing for the short term (less than one year), you may suffer negative tax consequences by investing in the Fund. Market conditions may limit the Fund’s ability to generate tax losses or to avoid dividend income. Excessive shareholder redemptions may require the Fund to sell securities and realize gains. While the Fund tries to limit the extent to which shareholders incur taxes on Fund distributions of income and net realized gains, the Fund expects to distribute taxable income or capital gains from time to time.

For more information on the risks of investing in this Fund, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.
The Fund's Past Performance.
The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.
Annual Total Returns (Class A Shares)[1]
[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the expense cap and distribution and service (12b-1) fee waiver for Class A shares, the annual returns would have been lower, too.

Best Quarter:		Worst Quarter:
14.81%	3rd Quarter 2009	-21.65%	4th Quarter 2008

Average Annual Total Returns % (including sales charges) (as of 12-31-13)
Average Annual Total Returns PRUDENTIAL LARGE-CAP CORE EQUITY FUND	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class B shares	26.95%	15.56%	5.95%
Class C shares	30.91%	15.65%	5.95%
Class X shares	27.01%	16.32%		5.44%	Mar. 19, 2007
Class Z shares	33.25%	16.79%	6.99%
Class A Shares	25.66%	15.19%	6.13%
Class A Shares Return After Taxes on Distributions	23.26%	14.30%	5.66%
Class A Shares Return After Taxes on Distribution and Sale of Fund Shares	16.34%	12.31%	4.96%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.37%	17.93%	7.40%
Lipper Large-Cap Core Funds Average (reflects no deduction for sales charges or taxes)	31.38%	16.90%	6.98%

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.